STOCK-BASED COMPENSATION	12 Months Ended
Apr. 01, 2012
STOCK-BASED COMPENSATION
14.	STOCK-BASED COMPENSATION

Our 2007 Equity Incentive Plan, as amended, authorizes the issuance of an aggregate of 2,750,000 shares of our common stock under the equity plan, authorizes the issuance upon the exercise of incentive stock options of an aggregate of 2,000,000 share of common stock and limits the maximum number of shares for which an employee of the Company may be granted equity awards under the equity plan during any calendar year to 750,000 shares. As of April 1, 2012, 810,233 shares of restricted common stock, net of forfeitures, and options to purchase 523,600 shares of common stock, net of cancellations, have been granted under the equity plan. Accordingly, 1,416,167 shares remain available for future grants under the equity plan.

The purpose of the 2007 Equity Incentive Plan is to enable us to attract, retain and motivate key employees and non-employee directors by providing them equity participation. The plan provides for incentive stock options (“ISO’s”) under Section 422 of the Internal Revenue Code of 1986, as amended, and for options which are not ISO’s, stock appreciation rights (“SARs”), stock grants and stock equivalent units. Options, SARs and stock equivalent units granted under the employee plans may not have terms exceeding ten years (in the case of optionees holding 10% or more of the combined voting rights of our securities, ISO’s may not have terms exceeding five years) and may not provide for an option exercise price of less than 100% of the fair market value of the our common stock on the day of the grant (110% of the fair market value in the case of optionees holding 10% or more of the combined voting rights of our securities). With regard to each option grant, the option first vests with respect to one-third on the first anniversary of the grant of the option, one-third on the second anniversary of the grant of the option and as to the balance of the shares on the third anniversary of the option. With regard to each restricted stock grant, the grant is subject to a risk of forfeiture which first lapses with respect to approximately one-third on the first anniversary of the grant, approximately one-third on the second anniversary of the grant and the balance of the shares on the third anniversary of the grant.

Under the 2007 Equity Incentive Plan, options to purchase 10,000 shares of common stock are automatically granted to each of our non-employee directors on the date of our annual meeting of stockholders and are exercisable ratably as to one-third of the shares on the date which is six months after the date of grant, one-third of the shares on the first anniversary of the grant of the option and as to the balance of the shares on the second anniversary of grant of the option.

We recorded $2.8 million ($1.7 million after-tax), $2.7 million ($1.8 million after-tax) and $0.5 million ($0.3 million after-tax) in stock compensation expense, included in general and administrative expenses in the accompanying consolidated statement of earnings, during fiscal years 2012, 2011 and 2010, respectively.

Stock Options - Stock option transactions under the above plans for fiscal years 2010, 2011 and 2012 are as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
		(per share)	(in years)	(in thousands)

Outstanding at March 29, 2009	1,610,363	$9.61
Granted	60,000	6.33
Canceled/Expired	(593,509)	9.42
Exercised	(123,141)	5.20

Outstanding at March 28, 2010	953,713	10.10
Granted	90,000	7.95
Canceled/Expired	(178,179)	9.66
Exercised	(63,734)	5.28

Outstanding at March 27, 2011	801,800	10.34
Granted	80,000	11.12
Canceled/Expired	(41,450)	8.67
Exercised	(122,917)	7.51
Outstanding at April 1, 2012	717,433	$10.95	4.72	$2,125
Exercisable at April 1, 2012	617,433	$11.04	4.59	$1,861

During fiscal years 2012, 2011 and 2010, options to purchase 80,000, 90,000 and 60,000 of common stock were granted, respectively. Refer to Note 1, Summary of Significant Accounting Policies, for assumptions used in estimating the fair value of these option grants. We expect options to purchase 46,664 shares to vest during fiscal year 2013. The weighted average grant date fair value of options granted during fiscal years 2012, 2011 and 2010 was $4.11, $3.96 and $3.48, respectively.

			Options Outstanding			Options Exercisable
				Weighted-
				Average	Weighted		Weighted
				Remaining	Average		Average
				Contractual	Exercise		Exercise
Ranges of exercise prices:			Number	Life (in years)	Price	Number	Price
$0.00	-	$5.00	40,000	6.66	$2.61	40,000	$2.61
5.01	-	7.50	40,000	7.49	6.33	40,000	6.33
7.51	-	10.00	210,833	3.02	8.00	190,833	8.04
10.01	-	12.50	216,600	5.56	10.63	136,600	10.35
12.51	-	17.50	135,000	4.60	15.56	135,000	15.56
17.50	-	18.84	75,000	4.76	18.82	75,000	18.82
			717,433	4.72	$10.95	617,433	$11.04

The intrinsic value of a stock option is the amount by which the fair value of the underlying stock exceeds the exercise price of the option. For fiscal years 2012, 2011 and 2010, the total intrinsic value of stock options exercised was $0.3 million, $0.1 million and $0.1 million, respectively. Upon the exercise of stock options, shares are issued from new issuances of stock. The tax benefit realized for tax deductions from stock options during each of fiscal years 2012, 2011 and 2010 totaled less than $0.1 million. As of April 1, 2012, total unrecognized compensation cost related to nonvested stock options totaled $0.3 million and is expected to be recognized over approximately 1.1 years. The total fair value of shares vested during fiscal year 2012 was $0.3 million.

Restricted Stock - Restricted stock transactions under the 2007 Equity Incentive Plan are as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
		(per share)

Nonvested at March 29, 2009	9,533	$10.35
Granted	-	-
Forfeited	(3,400)	10.35
Vested	(3,065)	10.35
Nonvested at March 28, 2010	3,068	10.35
Granted	625,000	8.14
Forfeited	(2,267)	10.35
Vested	(152,884)	8.21
Nonvested at March 27, 2011	472,917	8.12
Granted	165,000	7.64
Forfeited	-	-
Vested	(52,500)	8.53
Nonvested at April 1, 2012	585,417	$7.95

The aggregate intrinsic value of vested restricted stock awards as of April 1, 2012 and March 27, 2011 was $0.5 million and $1.3 million, respectively. As of April 1, 2012, there was $1.1 million of unrecognized compensation cost related to restricted stock grants, which is expected to be recognized over approximately 1.0 year.

Subsequent to year-end, on May 24, 2012, an additional 104,167 shares pursuant to restricted stock awards vested with a weighted average grant date fair value of $8.14 and an intrinsic value of $1.7 million.